Pay vs Performance Disclosure	1 Months Ended	2 Months Ended	9 Months Ended	12 Months Ended
	Nov. 14, 2021 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis.

									Value of initial fixed $100 investment based on:
	Summary Compensation Table Total for PEO ($) (Note 1)			Compensation Actually Paid to PEO ($) (Note 2)			Average Summary Compensation Table Total for Non-PEO NEOs ($) (d) (Note 3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (e) (Note 4)	Exelon TSR ($) (f) (Note 5)	Peer Group TSR ($) (g) (Note 6)	Net Income ($M) (h) (Note 7)	Utility Earned ROE* (i) (Note 8)
Year (a)	Quiniones (b1)	Butler (b2)	Dominguez (b3)	Quiniones (c1)	Butler (c2)	Dominguez (c3)
2024	2,646,069	—	—	2,656,352	—	—	1,270,690	1,251,421	138	134	2,460	9.1%
2023	2,541,221	—	—	2,095,625	—	—	1,175,563	833,427	127	111	2,328	9.3%
2022	2,738,282	—	—	2,646,118	—	—	1,452,173	1,341,285	147	122	2,054	9.4%
2021	64,261	4,596,942	3,388,832	64,261	8,334,991	5,424,656	1,235,926	1,616,790	136	121	1,616	9.2%
2020	—	—	2,413,739	—	—	1,695,573	1,126,747	865,560	96	103	1,099	8.7%

Company Selected Measure Name				Utility Earned ROE
Named Executive Officers, Footnote				The dollar amounts reported in column (b1), (b2), and (b3) are the amounts of total compensation reported for Mr. Quiniones (ComEd’s current CEO), Mr. Butler (former interim CEO from October 1, 2021 – November 15, 2021), and Mr. Dominguez (former CEO through October 1, 2021), respectively, for each corresponding year in the “Total” column of the Summary Compensation Table.
Peer Group Issuers, Footnote				The values in column (g) represent the peer group TSR for Exelon because ComEd does not have any securities listed or traded on a securities exchange. The peer group used for this purpose is the published industry index: Philadelphia Utility Index, a market capitalization-weighted index composed of geographically diverse public utility stocks.
Adjustment To PEO Compensation, Footnote

Year	Reported Summary Compensation Table Total for PEO ($)	Adjustments				Compensation Actually Paid to PEO ($)
		Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Reported Change in the Actuarial Present Value of Pension Benefits (c) ($)	Pension Benefit Adjustments (d) ($)
2024 - Quiniones	2,646,069	(1,147,601)	1,157,884	—		2,656,352
2023 - Quiniones	2,541,221	(1,181,898)	736,303	—	—	2,095,625
2022 - Quiniones	2,738,282	(1,272,139)	1,179,975	—	—	2,646,118
2021 - Quiniones	64,261	—	—	—	—	64,261
2021 - Butler	4,596,942	(2,459,853)	6,252,583	(149,556)	94,875	8,334,991
2021 - Dominguez	3,388,832	(1,111,884)	3,232,652	(181,413)	96,469	5,424,656
2020 - Dominguez	2,413,739	(1,053,636)	393,603	(143,843)	85,710	1,695,573
The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments ($)
2024 - Quiniones	1,189,054	(27,214)	—	(3,956)	—	1,157,884
2023 - Quiniones	950,555	(209,840)	—	(4,413)	—	736,303
2022 - Quiniones	1,179,975	—	—	—	—	1,179,975
2021 - Quiniones	—	—	—	—	—	—
2021 - Butler	3,885,483	2,345,503	—	21,596	—	6,252,583
2021 - Dominguez	1,756,283	1,451,838	—	24,531	—	3,232,652
2020 - Dominguez	926,959	(589,081)	—	55,725	—	393,603
c)The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by PEO’s during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

	Service Cost ($)	Prior Service Cost ($)	Total Pension Benefit Adjustments ($)
2024 - Quiniones	—	—	—
2023 - Quiniones	—	—	—
2022 - Quiniones	—	—	—
2021 - Quiniones	—	—	—
2021 - Butler	94,875	—	94,875
2021 - Dominguez	96,469	—	96,469
2020 - Dominguez	85,710	—	85,710

Non-PEO NEO Average Total Compensation Amount				$ 1,270,690	$ 1,175,563	$ 1,452,173	$ 1,235,926	$ 1,126,747
Non-PEO NEO Average Compensation Actually Paid Amount				$ 1,251,421	833,427	1,341,285	1,616,790	865,560
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the PEO(s)), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the PEO(s)) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding the PEO(s)) for each year to determine the compensation actually paid, using the same methodology described above in Note 3:

	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments (a) ($)	Average Reported Change in the Actuarial Present Value of Pension Benefits ($)	Average Pension Benefit Adjustments (b) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	1,270,690	(372,102)	382,614	(49,364)	19,583	1,251,421
2023	1,175,563	(338,044)	46,562	(73,287)	22,633	833,427
2022	1,452,173	(624,173)	570,976	(96,037)	38,345	1,341,285
2021	1,235,926	(340,078)	764,881	(96,603)	52,665	1,616,790
2020	1,126,747	(343,867)	143,374	(109,523)	48,829	865,560
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2024	385,543	(251)	—	(2,678)	—	—	382,614
2023	213,081	(55,132)	—	(6,307)	(105,080)	—	46,562
2022	615,108	(40,983)	—	(3,149)	—	—	570,976
2021	494,055	264,258	5,283	8,484	(7,199)	—	764,881
2020	302,524	(160,379)	—	1,228	—	—	143,374
The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

	Average Service Cost ($)	Average Prior Service Cost ($)	Total Average Pension Benefit Adjustments ($)
2024	19,583	—	19,583
2023	22,633	—	22,633
2022	38,345	—	38,345
2021	52,665	—	52,665
2020	48,829	—	48,829

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount				$ 138	127	147	136	96
Peer Group Total Shareholder Return Amount				134	111	122	121	103
Net Income (Loss)				$ 2,460	$ 2,328	$ 2,054	$ 1,616	$ 1,099
Company Selected Measure Amount				0.091	0.093	0.094	0.092	0.087
Additional 402(v) Disclosure				The dollar amounts reported in columns (c1), (c2), and (c3) represent the amount of “compensation actually paid” to Messrs. Quiniones, Butler, and Dominguez as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Quiniones, Butler, and Dominguez during the applicable year. Compensation actually paid is determined using the following assumptions:Utility Earned ROE in column (i) is calculated using adjusted (non-GAAP) operating earnings, reflecting all lines of business for the utility businesses (electric distribution, gas distribution, transmission), divided by average shareholder’s equity over the year. Management uses operating ROE as a measurement of the actual performance of the company’s utility business. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Utility Earned ROE is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance.
Mr Quiniones [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 64,261		$ 2,646,069	$ 2,541,221	$ 2,738,282
PEO Actually Paid Compensation Amount		64,261		$ 2,656,352	2,095,625	2,646,118
Mr Butler [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,596,942
PEO Actually Paid Compensation Amount	8,334,991
Mr Dominguez [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,388,832					$ 2,413,739
PEO Actually Paid Compensation Amount			5,424,656					1,695,573
PEO | Mr Quiniones [Member]
Pay vs Performance Disclosure
PEO Name				Mr. Quiniones
PEO | Mr Quiniones [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		$ 0	0	0
PEO | Mr Quiniones [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0	0	0
PEO | Mr Quiniones [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0	0	0
PEO | Mr Quiniones [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0	0	0
PEO | Mr Quiniones [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		(1,147,601)	(1,181,898)	(1,272,139)
PEO | Mr Quiniones [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		1,157,884	736,303	1,179,975
PEO | Mr Quiniones [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		1,189,054	950,555	1,179,975
PEO | Mr Quiniones [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		(27,214)	(209,840)	0
PEO | Mr Quiniones [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0	0	0
PEO | Mr Quiniones [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		(3,956)	(4,413)	0
PEO | Mr Quiniones [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0		0	0	0
PEO | Mr Butler [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(149,556)
PEO | Mr Butler [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	94,875
PEO | Mr Butler [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	94,875
PEO | Mr Butler [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr Butler [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,459,853)
PEO | Mr Butler [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,252,583
PEO | Mr Butler [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,885,483
PEO | Mr Butler [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,345,503
PEO | Mr Butler [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr Butler [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,596
PEO | Mr Butler [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Mr Dominguez [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(181,413)					(143,843)
PEO | Mr Dominguez [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			96,469					85,710
PEO | Mr Dominguez [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			96,469					85,710
PEO | Mr Dominguez [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0					0
PEO | Mr Dominguez [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,111,884)					(1,053,636)
PEO | Mr Dominguez [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,232,652					393,603
PEO | Mr Dominguez [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,756,283					926,959
PEO | Mr Dominguez [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,451,838					(589,081)
PEO | Mr Dominguez [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0					0
PEO | Mr Dominguez [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			24,531					55,725
PEO | Mr Dominguez [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0					0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(49,364)	(73,287)	(96,037)	$ (96,603)	(109,523)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				19,583	22,633	38,345	52,665	48,829
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				19,583	22,633	38,345	52,665	48,829
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				382,614	46,562	570,976	764,881	143,374
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(372,102)	(338,044)	(624,173)	(340,078)	(343,867)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				382,614	46,562	570,976	764,881	143,374
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				385,543	213,081	615,108	494,055	302,524
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(251)	(55,132)	(40,983)	264,258	(160,379)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	5,283	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,678)	(6,307)	(3,149)	8,484	1,228
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(105,080)	0	(7,199)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 0	$ 0	$ 0	$ 0	$ 0